Cash and Cash Equivalents - Cash and Cash Equivalents by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial assets [line items]
Cash and cash equivalents	¥ 6,826	¥ 4,152	¥ 4,560	¥ 15,414
RMB [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	4,377	3,494
USD [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	2,038	472
EURO [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	71	31
JPY [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	27	15
Hong Kong Dollars [Member]
Disclosure of financial assets [line items]
Cash and cash equivalents	123	13
Others [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	¥ 190	¥ 127